Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone:	260-455-6918
e-Mail:	Colleen.Tonn@LFG.com

VIA EDGAR

June 9, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)
	Funds:	LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund (collectively, the “Funds”)
File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses for the Funds dated May 1, 2011, as filed under Rule 497(c) on May 20, 2011. The purpose of this filing is to submit the 497(c) filing dated May 20, 2011 in XBRL format for the Fund.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn

Senior Counsel

cc: Craig D. Moreshead, Esq.